EARNINGS PER SHARE (Detail Textuals) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Basic weighted average number of common shares outstanding	1,251,608,224	1,230,434,041	1,230,434,041